Equity - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions			12 Months Ended
	Mar. 13, 2020	Dec. 19, 2019	Oct. 31, 2020	Oct. 31, 2019
Disclosure of classes of share capital [line items]
Percentages of risk-weighted assets decrease in domestic stability buffer	1.25%
Normal Course Issuer Bid [member] | Share repurchase program December 24, 2019 to December 23, 2020 [member]
Disclosure of classes of share capital [line items]
Maximum number of shares approved for repurchase		30.0
Normal Course Issuer Bid [member] | Share repurchase program June 18, 2019 to December 23, 2019 [member]
Disclosure of classes of share capital [line items]
Common shares repurchase programs			12.0	30.0
Repurchased average price per share			$ 70.55	$ 74.48
Repurchases amount			$ 847	$ 2,200
Dividend reinvestment plan [member] | Discount at 2% [member]
Disclosure of classes of share capital [line items]
Common shares at a discount			10.0
Dividend reinvestment plan [member] | Discount at 0% [member]
Disclosure of classes of share capital [line items]
Common shares at a discount			4.1	4.8
Bottom of range [member] | Dividend reinvestment plan [member]
Disclosure of classes of share capital [line items]
Percentage of discount reinvestment of dividend in to common shares			0.00%
Top of range [member] | Dividend reinvestment plan [member]
Disclosure of classes of share capital [line items]
Percentage of discount reinvestment of dividend in to common shares			5.00%